INCOME TAXES - Deferred Income Tax Assets And Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expenses and other liabilities	$ 771	$ 376
Net operating loss - US Federal	4,848	5,556
Net operating loss - US State	1,020	1,188
Net operating loss - Foreign	711	575
Property and equipment, net	0	8
Operating lease liability	82	198
Research and development	1,974	0
Stock based compensation	525	215
Total gross deferred tax assets	9,931	8,116
Less: valuation allowance	(9,596)	(7,506)
Total deferred tax assets	335	610
Deferred tax liabilities:
Prepaid expenses and other assets	(231)	(420)
Operating lease right of use asset	(79)	(190)
Property and equipment, net	(25)	0
Total deferred tax liabilities	(335)	(610)
Net deferred income tax asset (liability)	$ 0	$ 0